Schedule of Investments (unaudited)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.6%
Boeing Co. (The)
1.17%, 02/04/23	$650	$650,000
1.88%, 06/15/23 (Call 04/15/23)(a)	340	335,420
2.80%, 03/01/23 (Call 02/01/23)	190	189,698
4.51%, 05/01/23 (Call 04/01/23)	2,365	2,360,766
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	715	710,982
Northrop Grumman Corp., 3.25%, 08/01/23	630	625,439
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	370	365,893
		5,238,198
Agriculture — 0.3%
Reynolds American Inc., 4.85%, 09/15/23	520	519,657

Airlines — 0.9%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	1,834	1,827,086

Auto Manufacturers — 4.8%
Ford Motor Credit Co. LLC
3.10%, 05/04/23(a)	365	362,273
3.37%, 11/17/23(a)	1,025	1,000,533
4.14%, 02/15/23	415	414,207
4.38%, 08/06/23	708	703,830
General Motors Co., 4.88%, 10/02/23	1,065	1,065,000
General Motors Financial Co. Inc.
1.70%, 08/18/23	765	750,213
3.70%, 05/09/23 (Call 03/09/23)	835	831,910
4.15%, 06/19/23 (Call 05/19/23)	610	607,731
4.25%, 05/15/23	460	458,910
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23(a)(b)	1,825	1,825,000
Stellantis NV, 5.25%, 04/15/23	1,575	1,574,071
		9,593,678
Banks — 6.3%
Capital One NA, 3.38%, 02/15/23	1,000	999,350
Citigroup Inc., 3.50%, 05/15/23	1,060	1,056,046
Citizens Bank NA/Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	500	499,215
Commerzbank AG, 8.13%, 09/19/23(b)	1,965	1,988,934
Cooperatieve Rabobank UA, 4.63%, 12/01/23(a)	585	582,929
Credit Suisse Group AG, 3.80%, 06/09/23	1,755	1,734,747
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	920	918,160
Discover Bank
3.35%, 02/06/23	725	724,754
4.20%, 08/08/23	955	950,034
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	535	530,581
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)(a)	480	477,091
FNB Corp./PA, 2.20%, 02/24/23	180	179,321
Morgan Stanley, 4.10%, 05/22/23	2,085	2,079,517
		12,720,679
Beverages — 0.4%
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	320	317,879
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)	470	463,133
		781,012
Biotechnology — 2.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	715	704,697
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/13/23)	1,527	1,484,855
2.50%, 09/01/23 (Call 07/01/23)	710	699,641
Illumina Inc., 0.55%, 03/23/23	370	367,536
Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 0.75%, 09/02/23	$895	$872,249
		4,128,978
Building Materials — 0.8%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	573	568,399
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	380	373,148
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 03/03/23)(a)	630	616,915
		1,558,462
Chemicals — 1.2%
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	335	333,070
LYB International Finance BV, 4.00%, 07/15/23	455	452,302
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	1,040	1,032,980
Nutrien Ltd., 1.90%, 05/13/23	565	559,655
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	50	49,883
		2,427,890
Commercial Services — 2.2%
ADT Security Corp. (The), 4.13%, 06/15/23(a)	2,090	2,078,986
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	430	427,949
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	595	591,424
4.00%, 06/01/23 (Call 05/01/23)	590	587,451
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	665	663,863
		4,349,673
Computers — 2.7%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	722	722,513
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	945	940,530
4.45%, 10/02/23 (Call 09/02/23)(a)	1,205	1,198,879
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	475	471,879
Seagate HDD Cayman, 4.75%, 06/01/23	2,045	2,040,828
		5,374,629
Diversified Financial Services — 7.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	1,885	1,828,752
4.13%, 07/03/23 (Call 06/03/23)	500	497,375
4.50%, 09/15/23 (Call 08/15/23)(a)	1,265	1,256,765
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	805	794,108
3.88%, 07/03/23 (Call 06/03/23)	480	477,317
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	585	580,320
5.00%, 04/01/23(a)	540	539,098
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,300	1,268,319
3.05%, 06/05/23 (Call 05/05/23)	765	758,964
BGC Partners Inc., 5.38%, 07/24/23	480	478,565
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	1,015	1,008,798
3.50%, 06/15/23(a)	725	721,310
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 03/03/23)	425	424,639
Navient Corp., 7.25%, 09/25/23	1,504	1,510,407
OneMain Finance Corp.
5.63%, 03/15/23(a)	1,640	1,638,819
8.25%, 10/01/23(a)	600	608,922
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 03/03/23)(b)	565	529,563

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	$325	$323,658
		15,245,699
Electric — 6.8%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 03/03/23)	480	465,403
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	590	584,413
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 03/03/23)(a)	665	641,938
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	430	427,024
Edison International, 2.95%, 03/15/23 (Call 03/03/23)	305	303,820
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	480	477,571
Series N, 3.80%, 12/01/23 (Call 11/01/23)	425	420,720
Georgia Power Co., Series A, 2.10%, 07/30/23	665	655,244
InterGen NV, 7.00%, 06/30/23 (Call 02/07/23)(b)	1,780	1,746,589
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	2,050	2,042,723
OGE Energy Corp., 0.70%, 05/26/23 (Call 03/03/23)(a)	565	557,101
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 03/03/23)	1,045	1,015,573
3.25%, 06/15/23 (Call 03/15/23)(a)	405	401,128
3.85%, 11/15/23 (Call 08/15/23)(a)	340	336,331
4.25%, 08/01/23 (Call 07/01/23)(a)	485	481,634
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 03/03/23)	710	687,103
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	1,210	1,199,352
WEC Energy Group Inc., 0.55%, 09/15/23(a)	690	671,129
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	540	523,449
		13,638,245
Electrical Components & Equipment — 0.8%
EnerSys, 5.00%, 04/30/23 (Call 03/03/23)(b)	1,655	1,650,035

Electronics — 0.2%
Arrow Electronics Inc., 4.50%, 03/01/23	180	179,865
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	325	323,947
		503,812
Environmental Control — 0.4%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	325	324,646
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	535	531,057
		855,703
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 02/15/23(b)	2,120	2,117,499
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	470	469,417
Conagra Brands Inc., 0.50%, 08/11/23 (Call 03/03/23)(a)	480	468,158
Kellogg Co., 2.65%, 12/01/23(a)	595	584,100
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	575	571,222
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	430	426,762
		4,637,158
Gas — 0.6%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	430	425,464
National Fuel Gas Co., 3.75%, 03/01/23(a)	330	329,317
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	380	373,099
		1,127,880
Health Care - Products — 0.9%
Baxter International Inc., 0.87%, 12/01/23	770	744,035
PerkinElmer Inc., 0.55%, 09/15/23 (Call 03/03/23)	500	485,630
Stryker Corp., 0.60%, 12/01/23 (Call 02/13/23)	640	617,114
		1,846,779
Security	Par (000)	Value

Health Care - Services — 1.7%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	$1,240	$1,229,956
Anthem Inc., 0.45%, 03/15/23	495	492,307
Humana Inc., 0.65%, 08/03/23 (Call 02/08/23)	1,345	1,315,302
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	320	317,466
		3,355,031
Holding Companies - Diversified — 1.4%
Ares Capital Corp., 3.50%, 02/10/23(a)	535	534,706
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	425	421,660
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	1,810	1,810,452
		2,766,818
Home Builders — 0.7%
DR Horton Inc.
4.75%, 02/15/23	245	244,961
5.75%, 08/15/23 (Call 05/15/23)	380	380,593
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	430	428,869
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 03/03/23)	430	428,804
		1,483,227
Insurance — 1.4%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	380	377,028
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	340	337,977
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	495	493,916
Jackson Financial Inc., 1.13%, 11/22/23	670	648,748
Lincoln National Corp., 4.00%, 09/01/23(a)	480	477,254
Reinsurance Group of America Inc., 4.70%, 09/15/23	430	428,697
		2,763,620
Lodging — 3.4%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 03/03/23)(a)	720	701,316
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)(a)	375	372,019
MGM Resorts International, 6.00%, 03/15/23	2,110	2,111,118
Travel + Leisure Co., 3.90%, 03/01/23	1,545	1,541,632
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	2,075	2,069,667
		6,795,752
Machinery — 0.8%
CNH Industrial Capital LLC, 1.95%, 07/02/23(a)	575	566,979
CNH Industrial NV, 4.50%, 08/15/23(a)	640	636,934
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)	320	318,416
		1,522,329
Manufacturing — 0.7%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 03/03/23)	285	277,376
Teledyne Technologies Inc., 0.65%, 04/01/23	330	327,347
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	750	747,773
		1,352,496
Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 02/16/23)(a)(b)	2,015	2,014,960
DISH DBS Corp., 5.00%, 03/15/23(a)	2,273	2,269,204
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	645	641,175
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	950	953,904
		5,879,243
Mining — 0.6%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 03/03/23)(a)	1,199	1,197,082

Office & Business Equipment — 0.7%
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	1,442	1,436,708

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 2.1%
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 03/03/23)	$610	$608,426
Pioneer Natural Resources Co., 0.55%, 05/15/23(a)	750	740,385
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 02/24/23)(b)	304	303,639
Vantage Drilling International, 9.25%, 11/15/23 (Call 03/03/23)(b)	600	595,482
W&T Offshore Inc., 9.75%, 11/01/23 (Call 02/08/23)(a)(b)	1,910	1,910,802
		4,158,734
Packaging & Containers — 1.9%
Ball Corp., 4.00%, 11/15/23	2,390	2,360,197
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(b)	1,375	1,376,361
		3,736,558
Pharmaceuticals — 5.0%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	955	949,194
3.75%, 11/14/23 (Call 10/14/23)(a)	1,020	1,011,095
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/03/23)	674	670,697
Cardinal Health Inc., 3.20%, 03/15/23	410	409,073
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	805	797,731
3.75%, 07/15/23 (Call 06/15/23)	1,135	1,128,338
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	460	456,334
Elanco Animal Health Inc., 5.77%, 08/28/23 (Call 07/28/23)(a)	975	972,757
McKesson Corp., 2.85%, 03/15/23 (Call 03/03/23)(a)	325	324,343
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	690	684,370
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	957	942,023
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	540	537,435
Zoetis Inc., 3.25%, 02/01/23	1,060	1,060,000
		9,943,390
Pipelines — 8.6%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)(a)	2,290	2,269,253
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 03/03/23)(a)	1,260	1,257,593
Enbridge Inc.
0.55%, 10/04/23(a)	555	538,233
4.00%, 10/01/23 (Call 07/01/23)	865	858,461
Energy Transfer LP
3.60%, 02/01/23	630	630,000
4.25%, 03/15/23 (Call 02/16/23)	750	749,205
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	480	476,453
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	965	959,326
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 03/03/23)(a)	1,245	1,242,572
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	540	539,633
3.50%, 09/01/23 (Call 06/01/23)	575	569,733
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)	945	941,362
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 03/03/23)(a)	1,819	1,820,619
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	475	478,263
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	405	404,704
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 02/02/23)	1,735	1,735,000
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 07/15/23)(a)	672	664,850
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	545	539,926
Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	$555	$552,835
		17,228,021
Real Estate — 1.1%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(a)	2,185	2,190,725

Real Estate Investment Trusts — 3.6%
American Tower Corp., 3.00%, 06/15/23	780	773,705
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)	470	464,186
Crown Castle Inc., 3.15%, 07/15/23 (Call 06/15/23)	725	717,496
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	325	323,128
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	440	440,436
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	390	387,828
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	380	377,063
Service Properties Trust, 4.50%, 06/15/23 (Call 03/03/23)	2,180	2,166,353
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(a)(b)	1,675	1,667,010
		7,317,205
Retail — 3.8%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)(a)	480	475,493
Brinker International Inc., 3.88%, 05/15/23(a)	1,360	1,352,819
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	540	535,561
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	950	947,606
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(a)	325	323,551
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	770	769,130
3.85%, 10/01/23 (Call 07/01/23)	715	709,616
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 03/03/23)	860	833,615
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	1,770	1,752,955
		7,700,346
Semiconductors — 1.5%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)(a)	470	467,899
Microchip Technology Inc.
2.67%, 09/01/23(a)	1,125	1,107,990
4.33%, 06/01/23 (Call 05/01/23)	955	952,479
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 02/16/23)	535	526,686
		3,055,054
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 02/13/23)	435	424,373

Software — 3.4%
Fidelity National Information Services Inc., 0.38%, 03/01/23	720	717,430
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	1,060	1,051,361
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,855	1,823,836
2.63%, 02/15/23	830	829,353
3.63%, 07/15/23	845	839,879
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	615	608,954
VMware Inc., 0.60%, 08/15/23.	875	853,536
		6,724,349
Telecommunications — 3.4%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	775	770,730
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/10/23)(b)	1,680	1,680,823
Rogers Communications Inc.
3.00%, 03/15/23 (Call 03/03/23)	370	369,068

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.10%, 10/01/23 (Call 07/01/23)(a)	$1,000	$993,720
Sprint LLC, 7.88%, 09/15/23	2,374	2,409,230
Vodafone Group PLC, 2.95%, 02/19/23	590	589,215
		6,812,786
Transportation — 1.3%
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 03/03/23)	340	339,544
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	470	466,174
Norfolk Southern Corp., 2.90%, 02/15/23	570	569,550
Ryder System Inc.
3.40%, 03/01/23	450	449,487
3.75%, 06/09/23 (Call 05/09/23)(a)	535	531,919
3.88%, 12/01/23 (Call 11/01/23)(a)	345	341,084
		2,697,758
Total Long-Term Investments — 94.1%
(Cost: $189,499,275)		188,566,858

Short-Term Securities

Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	19,916	19,927,936

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	13,930	$13,930,000

Total Short-Term Securities — 16.9%
(Cost: $33,842,989)		33,857,936

Total Investments — 111.0%
(Cost: $223,342,264)		222,424,794

Liabilities in Excess of Other Assets — (11.0)%		(22,122,236)

Net Assets — 100.0%		$200,302,558

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,056,271	$—		$(3,145,957	)(a)	$2,027	$15,595	$19,927,936	19,916	$40,493	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,600,000	3,330,000	(a)	—		—	—	13,930,000	13,930	98,240		7
						$2,027	$15,595	$33,857,936		$138,733		$7

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$188,566,858	$—	$188,566,858
Short-Term Securities
Money Market Funds	33,857,936	—	—	33,857,936
	$33,857,936	$188,566,858	$—	$222,424,794